UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [_]; Amendment Number:
                                              ---------
  This Amendment (Check only one.):         [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        JGD Management Corp.
Address:     767 Fifth Avenue
             17th Floor
             New York, NY 10153

Form 13F File Number: 28-05440
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Adam J. Semler
Title:       Chief Financial Officer
Phone:       (212) 300-1300

Signature, Place, and Date of Signing:

   /s/ Adam J. Semler           New York, New York         February 16, 2010
-------------------------  ----------------------------    -----------------
     [Signature]                   [City, State]                [Date]


Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

* As of January 1, 2010, York Capital Management Global Advisors, LLC, an affiliate of JGD Management Corp., commenced exercising investment discretion over certain investment funds holding securities that are included in this Form 13F.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            --------------------

Form 13F Information Table Entry Total:             75
                                            --------------------

Form 13F Information Table Value Total:          $2,286,216
                                            --------------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13 INFORMATION TABLE

          COLUMN 1               COLUMN 2        COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                            VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP    (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
ACTIVISION BLIZZARD INC        COM               00507V109    1,542     138,799  SH           SOLE               138,799
AK STL HLDG CORP               COM               001547108   59,193   2,772,526  SH           SOLE             2,772,526
ALCOA INC                      COM               013817101   46,693   2,896,605  SH           SOLE             2,896,605
ALLERGAN INC                   COM               018490102   70,602   1,120,486  SH           SOLE             1,120,486
ALPHA NATURAL RESOURCES INC    COM               02076X102   60,865   1,403,077  SH           SOLE             1,403,077
AMERICAN TOWER CORP            CL A              029912201    9,843     227,795  SH           SOLE               227,795
AMERICAN WTR WKS CO INC NEW    COM               030420103   28,771   1,283,846  SH           SOLE             1,283,846
AOL INC                        COM               00184X105   14,622     628,097  SH           SOLE               628,097
ASBURY AUTOMOTIVE GROUP INC    COM               043436104    5,861     508,343  SH           SOLE               508,343
BANK OF AMERICA CORPORATION    COM               060505104      154      10,235  SH           SOLE                10,235
CB RICHARD ELLIS GROUP INC     CL A              12497T101   24,368   1,795,744  SH           SOLE             1,795,744
CITIGROUP INC                  COM               172967101       90      27,162  SH           SOLE                27,162
CONSECO INC                    COM NEW           208464883   12,594   2,518,876  SH           SOLE             2,518,876
COVANTA HLDG CORP              COM               22282E102    9,147     505,635  SH           SOLE               505,635
DANA HOLDING CORP              COM               235825205   19,512   1,800,000  SH           SOLE             1,800,000
DOLLAR THRIFTY AUTOMOTIVE GP   COM               256743105    1,537      60,000  SH           SOLE                60,000
ENDEAVOUR INTL CORP            COM               29259G101      825     764,074  SH           SOLE               764,074
EXXON MOBIL CORP               COM               30231G102      249       3,650  SH           SOLE                 3,650
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS    344419106   83,911   1,752,529  SH           SOLE             1,752,529
FORD MTR CO DEL                COM PAR $0.01     345370860  158,466  15,846,627  SH           SOLE            15,846,627
GOL LINHAS AEREAS INTLG S A    SP ADR REP PFD    38045R107    4,192     273,068  SH           SOLE               273,068
HERTZ GLOBAL HOLDINGS INC      COM               42805T105   29,215   2,450,946  SH           SOLE             2,450,946
HEWLETT PACKARD CO             COM               428236103   68,152   1,323,080  SH           SOLE             1,323,080
INTEL CORP                     COM               458140100   43,720   2,143,152  SH           SOLE             2,143,152
IVANHOE MINES LTD              COM               46579N103   69,094   4,724,573  SH           SOLE             4,724,573
LEAR CORP                      COM NEW           521865204   37,091     548,359  SH           SOLE               548,359
LIBERTY MEDIA CORP NEW         INT COM SER A     53071M104   86,201   7,952,143  SH           SOLE             7,952,143
MARTIN MARIETTA MATLS INC      COM               573284106   59,280     663,018  SH           SOLE               663,018
MDS INC                        COM               55269P302    5,199     669,100  SH           SOLE               669,100
MEAD JOHNSON NUTRITION CO      COM CL A          582839106  206,750   4,731,124  SH           SOLE             4,731,124
NCI BUILDING SYS INC           COM               628852105    1,562     863,020  SH           SOLE               863,020
POPULAR INC                    COM               733174106    1,559     689,637  SH           SOLE               689,637
SHIRE PLC                      SPONSORED ADR     82481R106   11,740     200,000  SH           SOLE               200,000
UAL CORP                       COM NEW           902549807   20,886   1,617,826  SH           SOLE             1,617,826
VULCAN MATLS CO                COM               929160109   21,463     407,500  SH           SOLE               407,500
GRACE W R & CO DEL NEW         COM               38388F108   10,619     418,900  SH           SOLE               418,900
WALTER ENERGY INC              COM               93317Q105   70,646     938,071  SH           SOLE               938,071
YAHOO INC                      COM               984332106   60,219   3,588,717  SH           SOLE             3,588,717
ABOVENET INC                   COM               00374N107  162,849   2,503,828  SH           SOLE             2,503,828
ARROWHEAD RESH CORP            COM               042797100      275     519,030  SH           SOLE               519,030
EASYLINK SERVICES INTL CORP    CL A              277858106    3,982   2,314,973  SH           SOLE             2,314,973
GILAT SATELLITE NETWORKS LTD   SHS NEW           M51474118   37,441   8,121,651  SH           SOLE             8,121,651
RCN CORP                       COM NEW           749361200   93,861   8,650,754  SH           SOLE             8,650,754
SUN AMERICAN BANCORP           COM NEW           86664A202       94   1,101,965  SH           SOLE             1,101,965
BPW ACQUISITION CORP           COM               055637102    2,633     250,000  SH           SOLE               250,000
DIEDRICH COFFEE INC            COM NEW           253675201    3,737     107,228  SH           SOLE               107,228
RETAIL OPPORTUNITY INVTS COR   COM               76131N101      505      50,000  SH           SOLE                50,000
SAPPHIRE INDUSTRIALS CORP      COM               80306T109    1,004     100,000  SH           SOLE               100,000
TRIAN ACQUISITION I CORP       COM               89582E108      984     100,000  SH           SOLE               100,000
AFFILIATED COMPUTER SERVICES   CL A              008190100   93,539   1,567,074  SH           SOLE             1,567,074
BURLINGTON NORTHN SANTA FE C   COM               12189T104  159,006   1,612,312  SH           SOLE             1,612,312
CF INDS HLDGS INC              COM               125269100  127,492   1,404,402  SH           SOLE             1,404,402
TERRA INDS INC                 COM               880915103    1,288      40,000  SH           SOLE                40,000
XEROX CORP                     COM               984121103   61,246   7,239,509  SH           SOLE             7,239,509
TECK RESOURCES LTD             CL B              878742204   47,673   1,361,311  SH           SOLE             1,361,311
FORD MTR CO CAP TR II          PFD TR CV6.5%     345395206    7,248     183,495  SH           SOLE               183,495
SPDR TR                        UNIT SER 1        78462F103    9,230       9,224  SH           SOLE                 9,224
AGRIUM INC                     COM               008916108    1,120       4,000  SH  CALL     SOLE                 4,000
BANK OF AMERICA CORPORATION    COM               060505104    1,864      32,100  SH  CALL     SOLE                32,100
CENTURY ALUMINUM CO            COM               156431108    2,346       5,640  SH  CALL     SOLE                 5,640
CF INDS HLDGS INC              COM               125269100      363         400  SH  CALL     SOLE                   400
INTEL CORP                     COM               458140100    4,387      53,500  SH  CALL     SOLE                53,500
MARTIN MARIETTA MATLS INC      COM               573284106      813       5,000  SH  CALL     SOLE                 5,000
RAMBUS INC DEL                 COM               750917106      566         740  SH  CALL     SOLE                   740
RETAIL HOLDRS TR               DEP RCPT          76127U101   11,859      13,400  SH  CALL     SOLE                13,400
WALTER ENERGY INC              COM               93317Q105      139         500  SH  CALL     SOLE                   500
TERRA INDS INC                 COM               880915103       18         400  SH  PUT      SOLE                   400
MIRANT CORP NEW                *W EXP 01/03/201  60467R126        9      12,480  SH           SOLE                12,480
MIRANT CORP NEW                *W EXP 01/03/201  60467R118       59     122,372  SH           SOLE               122,372
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/201  76131N119      288     250,000  SH           SOLE               250,000
SAPPHIRE INDUSTRIALS CORP      *W EXP 01/17/201  80306T117      120   1,000,000  SH           SOLE             1,000,000
INTERNATIONAL COAL GRP INC N   NOTE 9.000% 8/0   45928HAD8    9,930   9,027,000  PRN          SOLE             9,027,000
EPICOR SOFTWARE CORP           NOTE 2.375% 5/1   29426LAA6    1,680   2,000,000  PRN          SOLE             2,000,000
NAVISTAR INTL CORP NEW         NOTE 3.000%10/1   63934EAL2    7,763   7,500,000  PRN          SOLE             7,500,000
ARVINMERITOR INC               NOTE 4.625% 3/0   043353AF8   12,376  14,560,000  PRN          SOLE            14,560,000
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